FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

To the  Shareholders  of the  Flaherty &  Crumrine/Claymore  Total  Return  Fund
("FLC"):

      Beginning with issues arising in the subprime mortgage loan market, a well-publicized series of events has roiled financial markets over the past several months. The preferred stock market and closed-end funds have been particularly impacted, and, consequently, for the Fund's third fiscal quarter ended August 31, 2007, the Fund had a total return of -4.8% on the net asset value (NAV) of its Common Stock.

      As we've discussed in prior letters, problems in the subprime mortgage loan market first bubbled up in January of this year. Throughout this year, the Fund has had no direct exposure to subprime loans, and we avoided investing in companies that had meaningful risks associated with the product. Our research team closely monitors the loan quality and underwriting standards of each financial company in the portfolio, and we invest only in companies that meet our quality thresholds. We're not perfect, but we believe that the Fund's portfolio is comprised of holdings in fundamentally sound companies.

      In isolation, the impact of this weakness in the subprime loan market should have been limited to direct participants in this market; unfortunately, given the complexity of the financial system, few things happen in isolation. When the subprime problems became more pronounced several months ago, the fallout from this subprime weakness has been widespread and severe.

      Fueled by low interest rates and relatively relaxed financing terms, a great deal more leverage had become built into the system than even just a few years ago. As investments directly associated with subprime mortgages declined significantly in value during the quarter, they became very illiquid. Highly-leveraged investors then were forced to sell other more liquid types of assets like investment-grade preferred and debt securities to meet redemptions or margin calls. Risk and liquidity premiums surged, indiscriminately taking yields on all credit instruments with them. In short, excess leverage created the financial powder keg and subprime loan problems provided the spark.

      With yields on preferred securities rising more than yields on more senior debt securities, the prices of the securities in our portfolio fell as the supply of preferred securities exceeded demand. The rearview mirror is still a bit foggy, but it appears that much of the selling pressure came from hedge funds. Hedge funds had become the 800-pound gorilla in the credit markets recently, and although they've been forced to slim down, they can still have a big impact.

      Hedge funds were not the only investors selling, but since they aren't required to disclose their preferred securities holdings, no one knows how extensive their selling pressure was. As a result, prospective buyers were extremely cautious because they feared additional selling would further depress prices. Wall Street brokers and dealers normally stand ready to provide liquidity to sellers, but they appeared reluctant to buy. Long-term investors like the Fund, as well as individual investors, insurance companies and pension funds, also stayed on the sidelines for the most part. During the quarter, and since it ended, we have added some positions at attractive levels, but we are continuing to take a go-slow approach.

      Subprime fallout also extended to the market for short-term, or money-market, securities such as commercial paper and auction-rate securities. This market was in a state of disarray throughout August and into early September. Investors in money-market securities don't like risk, and, at the slightest hint of trouble, they pull their money out and invest in short-term government securities. While the perception of risk is real for a small segment of borrowers, the reaction seems to be disproportionate.

      These disruptions in the short-term market impacted the Fund in two meaningful ways. First, they contributed to price weakness in many of the Fund's investments, particularly in financial companies. While banks can fulfill their short-term financing needs with customer deposits and through the Federal

Reserve, finance companies like broker-dealers need to rely on the short-term securities market to run their day-to-day operations. This market is like oxygen to most financial companies, and restricting their borrowing makes it more expensive for them to operate. We continue to believe that none of the financial companies in our portfolio face significant risks of default as a result of this increased cost of borrowing, but it has clearly impacted their earnings outlooks and the prices of their preferred securities.

      Second, the rates paid by the Fund on its own auction-rate Preferred Stock have risen significantly as a direct result of liquidity problems in the financial markets. The frustrating irony is that the Fund's own Preferred Stock is of very high quality with a rating of AAA and logic would dictate that rates should fall as investors seek out higher quality investments. This high quality is a function of the Investment Company Act (which governs the Fund) and the guidelines imposed by the rating agencies. As Kevin Conery, Merrill Lynch's Preferred Stock Strategist, recently observed about the Investment Company Act, "while some have criticized it for being too conservative for its 200% asset coverage test, at times like these in the market, we respect this discipline."
While we are beginning to see some improvement in the auction rates of our Preferred Stock, and the recent interest rate cut by the Federal Reserve should help over the coming months, we haven't yet returned to more normalized auction rates.

      The higher cost of our auction-rate Preferred Stock comes directly out of money available for distribution as the monthly Common Stock dividend. On the plus side, higher yields on preferred stock mean that we have been able to increase the income earned on the portfolio. It will take some time to see how these two offsetting factors affect income; in the meantime we are doing our best to manage both. We are comfortable with the current dividend, but we strive to pay out a rate that is sustainable and will make adjustments as conditions warrant.

      We have been through periods of fear and volatility before, and we remain optimistic about long-term prospects for the Fund. Such periods create opportunities to buy securities of sound companies at discounted prices, as many shorter-term investors exit the market by selling both good and bad investments. We expect both more rational pricing and reduced risk of early redemption of our portfolio securities as markets settle down - both of which should benefit future returns for long-term investors. In addition, our Preferred Stock auction rates are likely to normalize in due course, as the market begins to better recognize the credit quality of our Preferred Stock. While we cannot say with certainty when, or if, these things will happen, as managers we are doing our best to position the Fund to ride out the current storm and prepare for better days ahead.

      In volatile market conditions like these, we may provide more frequent updates about the preferred securities market and the Fund's portfolio. We did so this past quarter by adding special Questions and Answers regarding the market price of the Fund's shares to the Fund's website at WWW.FCCLAYMORE.COM. We encourage you to stay informed as shareholders by periodically visiting the website for additional information about your Fund.

      Sincerely,

      /s/ Donald F. Crumrine                     /s/ Robert M. Ettinger

      Donald F. Crumrine                         Robert M. Ettinger
      Chairman of the Board                      President

October 17, 2007

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2007 (UNAUDITED)
                     -----------------------------------------------------------

FUND STATISTICS ON 08/31/07
--------------------------------------------------------------------------------
Net Asset Value                                                     $     21.07
Market Price                                                        $     18.69
Discount                                                                  11.30%
Yield on Market Price                                                      8.19%
Common Stock Shares
Outstanding                                                           9,776,333

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AA                                                                          5.5%
A                                                                          17.9%
BBB                                                                        54.9%
BB                                                                         13.6%
Not Rated                                                                   5.0%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    15.0%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Banking                                                                      29%
Utilities                                                                    27%
Insurance                                                                    21%
Energy                                                                        7%
Financial Services                                                            6%
REITs                                                                         5%
Other                                                                         5%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Midamerican Energy                                                          5.0%
Banco Santander                                                             4.1%
Liberty Mutual Group                                                        3.9%
Entergy Louisiana                                                           3.8%
Wachovia Corp                                                               3.4%
AON Corp                                                                    3.0%
Wisconsin Energy                                                            2.8%
Nexen                                                                       2.5%
Interstate Power & Light                                                    2.3%
Capital One Financial                                                       2.2%

                                                                % OF PORTFOLIO**
--------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income
  (QDI) for Individuals                                                      25%
Holdings Generating Income Eligible for the
  Corporate Dividend Received Deduction (DRD)                                16%
--------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                                     VALUE
-------------                                                                                              -----------------
PREFERRED SECURITIES -- 79.3%
                  BANKING -- 29.4%
----------------------------------------------------------------------------------------------------------------------------------
$     5,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ....................................   $       6,502,053
                  Banco Santander:
        381,000      6.50% Pfd., 144A**** ..............................................................           8,549,640**(1)
        214,920      6.80% Pfd., 144A**** ..............................................................           5,005,486**(1)
         50,900   Bank One Capital Trust VI, 7.20% Pfd. ................................................           1,278,862
$     6,865,000   Capital One Capital III, 7.686% 08/15/36 .............................................           6,373,637
$     6,800,000   CBG Florida REIT Corporation, 7.114%, 144A**** .......................................           6,623,274
         40,000   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ........................................             986,252
         40,000   Cobank, ACB, 7.00% Pfd., 144A**** ....................................................           2,054,400*
         20,000   Colonial Capital Trust IV, 7.875% Pfd. ...............................................             498,000
$     4,950,000   Comerica Capital Trust II, 6.576% 02/20/37 ...........................................           4,393,590
          7,000   FBOP Corporation, Adj. Rate Pfd., 144A**** ...........................................           7,166,250*
$       400,000   First Empire Capital Trust I, 8.234% 02/01/27 ........................................             417,071
$     1,900,000   First Hawaiian Capital I, 8.343% 07/01/27, Series B ..................................           1,982,821(1)
                  First Republic Bank:
        160,000      6.25% Pfd. ........................................................................           3,970,000*
         23,898      7.25% Pfd. ........................................................................             588,487
          2,000   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ..................           2,239,640
         20,000   Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32 ........................................             504,375
              2   FT Real Estate Securities Company, 9.50% Pfd., 144A**** ..............................           2,740,013
$       855,000   HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** ..................................             890,825(1)
                  ING Groep NV:
         36,000      7.05% Pfd. ........................................................................             892,530**(1)
         10,000      7.20% Pfd. ........................................................................             250,325**(1)
$     1,100,000   JPMorgan Chase Capital XXIII, Adj. Rate 05/15/47 .....................................             965,170
         82,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 ..............................................           1,921,875
$     1,000,000   Lloyds TSB Group PLC, 6.267% 144A**** ................................................             924,213**(1)
          4,995   National City Capital Trust II, 6.625% Pfd. 11/15/36 .................................             109,578
$       810,000   North Fork Capital Trust II, 8.00% 12/15/27 ..........................................             846,028
        151,059   PFGI Capital Corporation, 7.75% Pfd. .................................................           3,867,110
$       700,000   Regions Financing Trust II, 6.625% 05/15/47 ..........................................             646,582
                  Roslyn Real Estate:
             25      8.95% Pfd., Series C, 144A**** ....................................................           2,671,644
             10      Adj. Rate Pfd., Series D, 144A**** ................................................           1,013,438
         33,100   Sovereign Bancorp, 7.30% Pfd., Series C ..............................................             884,184*
        191,525   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 .......................................           4,877,912

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                                     VALUE
-------------                                                                                              -----------------
PREFERRED SECURITIES -- (CONTINUED)
                  BANKING -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
$       500,000   Sovereign Capital Trust VI, 7.908% 06/13/36 ..........................................   $         538,550
                  U.S Bancorp, Auction Pass-Through Trust, Cl. B:
             15      Series 2006-5, Variable Rate Pfd., 144A**** .......................................             337,500*
             15      Series 2006-6, Variable Rate Pfd., 144A**** .......................................             337,500*
         14,320   USB Capital X, 6.50% Pfd. 04/12/66 ...................................................             341,443
$     5,000,000   Wachovia Capital Trust I, 7.64% 01/15/27, 144A**** ...................................           5,195,800
$       670,000   Wachovia Capital Trust V, 7.965% 06/01/27, 144A**** ..................................             698,866
        217,200   Wachovia Preferred Funding, 7.25% Pfd., Series A .....................................           5,599,959
$     2,300,000   Webster Capital Trust IV, 7.65% 06/15/37 .............................................           2,273,513
         15,300   Wells Fargo Capital Trust IV, 7.00% Pfd. 09/01/31 ....................................             384,413
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  98,342,809
                                                                                                           -----------------
                  FINANCIAL SERVICES -- 4.3%
----------------------------------------------------------------------------------------------------------------------------------
$     5,350,000   CIT Group, Inc., 6.10% ...............................................................           3,946,433
                  Goldman Sachs:
         20,000      Adj. Rate Pfd., Series A ..........................................................             480,000*
         36,000      Cabco Trust Capital l, Adj. Rate Pfd. 02/15/34 ....................................             810,450
          1,500      STRIPES Custodial Receipts, Pvt. ..................................................           1,216,500*
$     3,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ...................................           2,800,950
                  Merrill Lynch:
         80,000      Adj. Rate Pfd., Series 5 ..........................................................           1,792,504*
         20,000      Fixed Income Pass- through 2007-A, Cl. B, Adj. Rate Pfd, 144A**** .................             206,000*
          3,000      Series II STRIPES Custodial Receipts, Pvt. ........................................           2,298,000*
         11,000   SLM Corporation, Adj. Rate Pfd, Series B .............................................             847,000*
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  14,397,837
                                                                                                           -----------------
                  INSURANCE -- 15.8%
----------------------------------------------------------------------------------------------------------------------------------
        189,680   ACE Ltd., 7.80% Pfd., Series C .......................................................           4,806,965**(1)
$       450,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 ..........................................             345,460
$     9,511,000   AON Capital Trust A, 8.205% 01/01/27 .................................................          10,073,300
                  Arch Capital Group Ltd.:
         28,650      7.875% Pfd., Series B .............................................................             701,925**(1)
         47,100      8.00% Pfd. ........................................................................           1,173,087**(1)
                  AXA SA:
$     3,000,000      6.379%, 144A**** ..................................................................           2,712,780**(1)
$       500,000      6.463%, 144A**** ..................................................................             453,260**(1)
                  Axis Capital Holdings:
         58,350      7.25% Pfd., Series A ..............................................................           1,392,377**(1)
         54,300      7.50% Pfd., Series B ..............................................................           5,435,430(1)

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                                    VALUE
-------------                                                                                              -----------------
PREFERRED SECURITIES -- (CONTINUED)
                  INSURANCE -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
         65,200   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45 ...................................   $       1,533,015
        145,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 .........................................           3,484,350
         60,700   Everest Re Capital Trust II, 6.20% Pfd., Series B ....................................           1,360,439(2)
$     3,500,000   Everest Re Holdings, 6.60% 05/15/37 ..................................................           3,265,322
$     6,500,000   Liberty Mutual Group, 7.80% 03/15/37, 144A**** .......................................           5,810,883
        109,000   Scottish Re Group Ltd., 7.25% Pfd. ...................................................           1,900,688**(1)
         26,000   Torchmark Capital Trust III, 7.10% Pfd. ..............................................             645,125
$     3,615,000   USF&G Capital, 8.312% 07/01/46, 144A**** .............................................           4,310,526
                  XL Capital Ltd.:
$     2,150,000      6.50% Series E ....................................................................           1,901,161(1)
         10,067      7.625% Pfd., Series B .............................................................             252,304**(1)
      1,500,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ....................................           1,405,917(1)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  52,964,314
                                                                                                           -----------------
                  UTILITIES -- 21.1%
----------------------------------------------------------------------------------------------------------------------------------
         45,700   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ............................           4,739,949*
        347,000   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 .....................................          16,607,420
$       500,000   COMED Financing II, 8.50% 01/15/27, Series B .........................................             502,500
$     2,375,000   COMED Financing III, 6.35% 03/15/33 ..................................................           2,132,513
$     4,500,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ...................................           4,693,824
        145,000   Entergy Arkansas, Inc., 6.45% Pfd. ...................................................           3,742,450*
         50,000   Entergy Louisiana, Inc., 6.95% Pfd. ..................................................           5,236,000*
        133,500   FPC Capital I, 7.10% Pfd., Series A ..................................................           3,299,960
                  FPL Group Capital, Inc.:
$       750,000      6.35% 10/01/66 ....................................................................             731,433
$       750,000      6.65% 06/15/67 ....................................................................             746,286
         30,445   Indianapolis Power & Light Company, 5.65% Pfd. .......................................           2,861,830*
                  Interstate Power & Light Company:
         90,000      7.10% Pfd., Series C ..............................................................           2,273,400*
         38,600      8.375% Pfd., Series B .............................................................           1,167,264*
$     5,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 .........................................           4,307,000
$     1,000,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ............................................             978,800
         22,500   Southern California Edison, 6.00% Pfd. ...............................................           2,223,450*
        130,550   Southern Union Company, 7.55% Pfd. ...................................................           3,334,247*
         10,000   Southwest Gas Capital II, 7.70% Pfd. .................................................             256,563(2)
          5,000   Union Electric Company, $7.64 Pfd. ...................................................             513,500*
          5,000   Virginia Electric & Power Company, $6.98 Pfd. ........................................             509,219*
        101,200   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ...................................           2,546,445

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                                     VALUE
-------------                                                                                              -----------------
PREFERRED SECURITIES -- (CONTINUED)
                  UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
$     5,200,000   Wisconsin Energy Corporation, 6.25% 05/15/67 .........................................   $       5,046,018
         85,137   Wisconsin Power & Light Company, 6.50% Pfd. ..........................................           2,109,806*
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  70,559,877
                                                                                                           -----------------
                  ENERGY -- 2.6%
-----------------------------------------------------------------------------------------------------------------------------
                  Enterprise Products Partners:
$     4,000,000      7.034% 01/15/68 ...................................................................           3,608,936
$     2,000,000      8.375% 08/01/66 ...................................................................           2,050,950
          2,750   EOG Resources, Inc., 7.195% Pfd., Series B ...........................................           2,927,953*
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,587,839
                                                                                                           -----------------
                  REAL ESTATE INVESTMENT TRUST (REIT) -- 4.5%
-----------------------------------------------------------------------------------------------------------------------------
         85,000   Equity Residential Properties, 8.29% Pfd., Series K ..................................           4,896,000
                  PS Business Parks, Inc.:
         15,400      6.70% Pfd., Series P ..............................................................             338,320
          5,700      6.875% Pfd., Series I .............................................................             127,716
         71,920      7.20% Pfd., Series M ..............................................................           1,681,130
         23,538      7.375% Pfd., Series O .............................................................             557,556
         43,200      7.60% Pfd., Series L ..............................................................           1,047,600
         45,000      7.95% Pfd., Series K ..............................................................           1,136,250
                  Public Storage, Inc.:
         21,650      6.45% Pfd., Series F ..............................................................             484,419
         76,300      6.625% Pfd., Series M .............................................................           1,731,056
         30,000      6.85% Pfd., Series Y ..............................................................             714,300
         95,300      7.25% Pfd., Series K ..............................................................           2,352,719
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  15,067,066
                                                                                                           -----------------
                  MISCELLANEOUS INDUSTRIES -- 1.6%
-----------------------------------------------------------------------------------------------------------------------------
          1,395   Centaur Funding Corporation, 9.08% Pfd. 04/21/20, 144A**** ...........................           1,549,758
         40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..................................           3,632,000*
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,181,758
                                                                                                           -----------------
                  TOTAL PREFERRED SECURITIES
                     (Cost $271,775,331) ...............................................................         265,101,500
                                                                                                           -----------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                                       VALUE
-------------                                                                                                 --------------
CORPORATE DEBT SECURITIES -- 19.5%
                   FINANCIAL SERVICES -- 1.9%
-------------------------------------------------------------------------------------------------------------------------------
$      4,822,339   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ....................   $    4,118,760
$      2,500,000   Lehman Brothers Holdings, 6.875% 07/17/37, Sub. Note ...................................        2,355,785
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,474,545
                                                                                                              --------------
                   INSURANCE -- 5.1%
-------------------------------------------------------------------------------------------------------------------------------
          15,000   AAG Holding Company, Inc., 7.25% Pfd. ..................................................          360,000
          20,000   American Financial Group, Inc., 7.125% 02/03/34, Senior Note ...........................          465,000
$      2,000,000   Farmers Exchange Capital, 7.20% 07/15/48, 144A**** .....................................        1,946,400
$      7,577,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ....................................        7,259,524
$      7,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ................................        6,915,979
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  16,946,903
                                                                                                              --------------
                   UTILITIES -- 6.0%
-------------------------------------------------------------------------------------------------------------------------------
          27,200   Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital ...................          682,244
$      1,000,000   Duke Capital Corporation, 8.00% 10/01/19, Senior Notes .................................        1,123,007
                   Entergy Louisiana LLC:
$      7,562,000      6.30% 09/01/35, 1st Mortgage ........................................................        7,196,914
          15,000      7.60% 04/01/32, 1st Mortgage ........................................................          376,875
           5,000   Entergy Mississippi, Inc., 7.25%, 1st Mortgage .........................................          123,438
$      4,000,000   Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes .........................        4,092,400
          46,900   PPL Capital Funding, Inc., 6.85% 07/01/47 ..............................................        1,123,255
$      1,015,000   Westar Energy, Inc., 5.95% 01/01/35 ....................................................          942,260
$      4,000,000   Wisconsin Electric Power Company, 6.875% 12/01/95 ......................................        4,220,352
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  19,880,745
                                                                                                              --------------
                   ENERGY -- 4.3%
-------------------------------------------------------------------------------------------------------------------------------
$      2,500,000   KN Energy, Inc., 7.45% 03/01/98 ........................................................        2,166,785
         328,300   Nexen, Inc., 7.35% Subordinated Notes ..................................................        8,207,500(1)
$      4,000,000   Noble Energy, Inc., 7.25% 08/01/97 .....................................................        4,109,952
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  14,484,237
                                                                                                              --------------
                   MISCELLANEOUS INDUSTRIES -- 2.2%
-------------------------------------------------------------------------------------------------------------------------------
          10,000   CBS Corporation, 6.75% 03/27/56 ........................................................          240,125
          20,000   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ..........................          483,000
          19,625   Ford Motor Company, 7.50% 06/10/43, Senior Notes .......................................          344,052
$      4,265,000   General Motors Corporation, 8.80% 03/01/21 .............................................        3,690,931

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                                       VALUE
-------------                                                                                                 --------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                   MISCELLANEOUS INDUSTRIES -- (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                   Pulte Homes, Inc.:
          25,844      7.375% 06/01/46 .....................................................................   $      530,900
$      2,160,000      7.875% 06/15/32 .....................................................................        1,958,057
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   7,247,065
                                                                                                              --------------
                   TOTAL CORPORATE DEBT SECURITIES
                      (Cost $68,430,316) ..................................................................       65,033,495
                                                                                                              --------------
OPTION CONTRACTS -- 0.0%
-------------------------------------------------------------------------------------------------------------------------------
             785   December Put Options on December U.S. Treasury Bond Futures, Expiring 11/20/07                     49,063+
           1,575   October Put Options on December U.S. Treasury Bond Futures, Expiring 09/21/07                      31,641+
----------------------------------------------------------------------------------------------------------------------------
                   TOTAL OPTION CONTRACTS
                      (Cost $293,243) .....................................................................           80,704
                                                                                                              --------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                                       VALUE
-------------                                                                                                 --------------
MONEY MARKET FUND -- 0.2%
-------------------------------------------------------------------------------------------------------------------------------
         728,037   BlackRock Provident Institutional, TempFund ............................................   $      728,037
----------------------------------------------------------------------------------------------------------------------------
                   TOTAL MONEY MARKET FUND
                     (Cost $728,037) ......................................................................          728,037
                                                                                                              --------------

SECURITIES LENDING COLLATERAL -- 0.3%
-------------------------------------------------------------------------------------------------------------------------------
       1,059,200   Institutional Money Market Trust .......................................................        1,059,200
----------------------------------------------------------------------------------------------------------------------------
                   TOTAL SECURITIES LENDING COLLATERAL
                     (Cost $1,059,200) ....................................................................        1,059,200
                                                                                                              --------------

TOTAL INVESTMENTS (Cost $342,286,127***) .....................................................      99.3%        332,002,936
OTHER ASSETS AND LIABILITIES (Net) ...........................................................       0.7%          2,460,789
                                                                                                 -------      --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ...............................     100.0%++   $  334,463,725
                                                                                                 -------      --------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ....................................................     (128,500,000)
                                                                                                              --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ................................................................   $  205,963,725
                                                                                                              ==============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)   Foreign Issuer.
(2)   Security on loan.
+     Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

         ABBREVIATIONS:
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH AUGUST 31, 2007 (UNAUDITED)
        ------------------------------------------------------------------------

                                                                                                VALUE
                                                                                            -------------
OPERATIONS:
   Net investment income ................................................................   $  16,553,009
   Net realized gain/(loss) on investments sold during the period .......................        (892,693)
   Change in net unrealized appreciation/depreciation of investments held
      during the period .................................................................     (21,086,188)
   Distributions to AMPS* Shareholders from net investment income, including
      changes in accumulated undeclared distributions ...................................      (5,069,882)
                                                                                            -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................     (10,495,754)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders (2) ...........     (11,218,342)
                                                                                            -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .....................................     (11,218,342)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment
      and Cash Purchase Plan ............................................................              --
                                                                                            -------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
      FROM FUND SHARE TRANSACTIONS ......................................................              --

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
                                                                                            -------------
      FOR THE PERIOD ....................................................................   $ (21,714,096)
                                                                                            =============

----------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ..................................................................   $ 227,677,821
   Net decrease in net assets during the period .........................................     (21,714,096)
                                                                                            -------------
   End of period ........................................................................   $ 205,963,725
                                                                                            =============

----------
*     Auction Market Preferred Stock.
(1)   These tables summarize the nine months ended August 31, 2007 and should be
      read  in  conjunction  with  the  Fund's  audited  financial   statements,
      including footnotes, in its Annual Report dated November 30, 2006.
(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH AUGUST 31, 2007 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period .................................................   $       23.29
                                                                                            -------------

INVESTMENT OPERATIONS:
   Net investment income ................................................................            1.69
   Net realized and unrealized gain/(loss) on investments. ..............................           (2.24)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income ...........................................................           (0.52)
   From net realized capital gains ......................................................              --
                                                                                            -------------
   Total from investment operations .....................................................           (1.07)
                                                                                            -------------

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ...........................................................           (1.15)
   From net realized capital gains ......................................................              --
                                                                                            -------------
   Total distributions to Common Stock Shareholders .....................................           (1.15)
                                                                                            -------------
   Net asset value, end of period .......................................................   $       21.07
                                                                                            =============
   Market value, end of period ..........................................................   $       18.69
                                                                                            =============
   Common Stock shares outstanding, end of period .......................................       9,776,333
                                                                                            =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ...............................................................            6.94%**
   Operating expenses ...................................................................            1.51%**

-------------------------------------------------------
SUPPLEMENTAL DATA:++
   Portfolio turnover rate ..............................................................              48%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's) ...   $     334,464
   Ratio of operating expenses to total average net assets available to
      Common and Preferred Stock ........................................................            0.96%**

(1)   These tables summarize the nine months ended August 31, 2007 and should be
      read  in  conjunction  with  the  Fund's  audited  financial   statements,
      including footnotes, in its Annual Report dated November 30, 2006.
*     Auction Market Preferred Stock.
**    Annualized.
***   Not annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
++    Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                                                   TOTAL                                   DIVIDEND
                                                 DIVIDENDS   NET ASSET       NYSE        REINVESTMENT
                                                    PAID       VALUE     CLOSING PRICE     PRICE(1)
                                                 ---------   ---------   -------------   ------------
December 31, 2006 ............................    $0.1275      $22.99       $21.48          $21.68
January 31, 2007 .............................     0.1275       23.01        21.70           21.78
February 28, 2007 ............................     0.1275       23.37        21.62           21.84
March 31, 2007 ...............................     0.1275       22.87        22.35           22.24
April 30, 2007 ...............................     0.1275       22.98        21.63           21.66
May 31, 2007 .................................     0.1275       22.53        20.81           20.96
June 30, 2007 ................................     0.1275       22.24        20.39           20.46
July 31, 2007 ................................     0.1275       21.44        19.36           19.14
August 31, 2007 ..............................     0.1275       21.07        18.69           18.84

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At August 31, 2007 the aggregate cost of securities for federal income tax purposes was $344,264,967, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,132,608, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $14,394,639.

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Nicholas Dalmaso
      Vice President and Assistant Secretary
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE
   TOTAL RETURN FUND?

   o   If your shares are held in a Brokerage Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --
               PFPC Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                              Flaherty & Crumrine/Claymore
                       [LOGO] ============================
                              TOTAL RETURN FUND

                                    Quarterly
                                     Report

                                 August 31, 2007

                               www.fcclaymore.com